SHARE-BASED COMPENSATION - Summary of Restricted Shares Activity (Detail) - Restricted shares [Member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Unvested Beginning Balance	5,864,888
Number of Restricted Shares, Granted	1,879,176
Number of Restricted Shares, Vested	(2,159,189)
Number of Restricted Shares, Forfeited	(345,801)
Number of Restricted Shares, Unvested Ending Balance	5,239,074	5,864,888
Weighted-Average Grant Date Fair Value, Beginning Balance	$ 6.24
Weighted-Average Grant Date Fair Value, Granted	9.50	$ 6.30	$ 5.74
Weighted-Average Grant Date Fair Value, Vested	6.46
Weighted-Average Grant Date Fair Value, Forfeited	6.46
Weighted-Average Grant Date Fair Value, Ending Balance	$ 7.30	$ 6.24
MRP Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Unvested Beginning Balance	48,646,363
Number of Restricted Shares, Granted	6,482,482		0
Number of Restricted Shares, Vested	(20,506,393)	(2,826,644)	(19,541,800)
Number of Restricted Shares, Forfeited	(5,177,792)
Number of Restricted Shares, Unvested Ending Balance	29,444,660	48,646,363
Weighted-Average Grant Date Fair Value, Beginning Balance	$ 0.10
Weighted-Average Grant Date Fair Value, Granted	0.14	$ 0.16	$ 0.00
Weighted-Average Grant Date Fair Value, Vested	0.09
Weighted-Average Grant Date Fair Value, Forfeited	0.08
Weighted-Average Grant Date Fair Value, Ending Balance	$ 0.11	$ 0.10